Oil and Natural Gas Reserve Quantities (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Summary of Changes in Estimated Reserves of Oil and Natural Gas Wells

Presented below is a summary of changes in estimated reserves of the oil and natural gas wells at December 31, 2015, 2014 and 2013:

	2015
	Oil (MBbls)	NGL (MBbls)	Natural Gas (MMcf)	(MMcf) Equivalents
Estimated Proved Reserves-Beginning of Period	9,684.7	73,252.5	839,185.1	1,336,808.3
Extensions, Discoveries and Additions	949.0	10,079.3	76,816.9	142,986.7
Revisions of Previous Estimates	(4,176.8)	(38,249.7)	(448,461.3)	(703,020.3)
Purchases	(7.7)	(1,389.6)	(16,471.1)	(24,854.9)
Production	(1,132.1)	(3,345.9)	(44,606.8)	(71,474.8)

Estimated Proved Reserves-End of Period	5,317.1	40,346.6	406,462.8	680,445.0

	2014
	Oil (MBbls)	NGL (MBbls)	Natural Gas (MMcf)	(MMcf) Equivalents
Estimated Proved Reserves-Beginning of Period	8,619.6	46,130.7	521,282.8	849,784.6
Extensions, Discoveries and Additions	1,723.1	31,160.3	326,464.2	523,764.6
Revisions of Previous Estimates	471.1	(2,889.1)	9,971.0	(4,537.0)
Purchases	12.0	933.0	18,478.3	24,148.3
Production	(1,141.1)	(2,082.4)	(37,011.2)	(56,352.2)

Estimated Proved Reserves-End of Period	9,684.7	73,252.5	839,185.1	1,336,808.3

	2013
	Oil (MBbls)	NGL (MBbls)	Natural Gas (MMcf)	(MMcf) Equivalents
Estimated Proved Reserves-Beginning of Period	9,375.7	31,679.9	371,716.4	618,050.0
Extensions, Discoveries and Additions	595.6	19,956.1	189,150.9	312,461.1
Revisions of Previous Estimates	(438.5)	(4,685.6)	(16,137.7)	(46,882.3)
Purchases	1.0	—	—	6.0
Production	(914.2)	(819.7)	(23,446.8)	(33,850.2)

Estimated Proved Reserves-End of Period	8,619.6	46,130.7	521,282.8	849,784.6

	Oil (MBbls)	NGL (MBbls)	Natural Gas (MMcf)	(MMcf) Equivalents
Proved Developed Reserves
December 31, 2015	4,944.6	37,941.9	389,754.4	647,073.4
December 31, 2014	7,628.1	29,215.0	365,673.3	586,731.9
December 31, 2013	7,742.5	16,322.5	212,061.4	356,451.4
Proved Undeveloped Reserves
December 31, 2015	372.5	2,404.7	16,708.4	33,371.6
December 31, 2014	2,056.6	44,037.5	473,511.8	750,076.4
December 31, 2013	877.1	29,808.2	309,221.4	493,333.2